INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 29, 2020
Rollforward of net balance of deferred income tax
Beginning balance	R$ 1,555,165	R$ (1,029,135)
Tax loss	412,759	270,559
Tax loss carryforwards	183,066	139,719
(Reversal)/provision for judicial liabilities	(32,471)	31,262
Operating provision (reversal) and other losses	136,400	(21,757)
Exchange rate variation	4,110,964	552,421
Derivative losses ("MtM")(	1,685,406	319,860
Fair value adjustment on business combination - Amortization	37,917	699,527
Unrealized profit on inventories	(116,475)	65,492
Lease	265,022	(3,274)
Tax benefit on unamortized goodwill	(253,018)	(203,696)
Property, plant and equipment - Deemed cost	120,578	46,359
Accelerated depreciation	88,064	82,982
Borrowing cost	(5,487)	44,727
Fair value of biological assets	(184,377)	(60,778)
Reversal/(provision) of deferred taxes on the result of subsidiaries abroad	497,743	(351,485)
Business combination		1,034,842
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)		(43,559)
Other temporary differences	175,176	(18,901)
Ending balance	R$ 8,676,432	R$ 1,555,165
Temporary difference from capital gain on sale of rural property			R$ 175,202